FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Schedule of maturity profile of the group's financial liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥		¥ 100	¥ 3,896
Other payables and accrued liabilities | ¥		3,029	1,600
Due to a related company | ¥		9,158	5,077
Due to the Shareholder | ¥		7,149	7,097
Lease liabilities | ¥		1,129	812
Trade and other payables, total | ¥		20,528	18,482
USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	$ 15
Other payables and accrued liabilities | $	463
Due to a related company | $	1,402
Due to the Shareholder | $	1,095
Lease liabilities | $	173
Trade and other payables, total | $	3,148
On demand [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to a related company | ¥
Due to the Shareholder | ¥
Lease liabilities | ¥
Trade and other payables, total | ¥
On demand [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to a related company | $
Due to the Shareholder | $
Lease liabilities | $
Trade and other payables, total | $
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥		100	3,896
Other payables and accrued liabilities | ¥		3,029	1,600
Due to a related company | ¥		9,158	5,077
Due to the Shareholder | ¥		7,149	7,097
Lease liabilities | ¥		753	812
Trade and other payables, total | ¥		20,189	18,482
Within 1 year [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $	15
Other payables and accrued liabilities | $	463
Due to a related company | $	1,402
Due to the Shareholder | $	1,095
Lease liabilities | $	115
Trade and other payables, total | $	3,090
After one year but not more than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to a related company | ¥
Due to the Shareholder | ¥
Lease liabilities | ¥		376
Trade and other payables, total | ¥		376
After one year but not more than five years [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to a related company | $
Due to the Shareholder | $
Lease liabilities | $	58
Trade and other payables, total | $	58
Expiring 2023 [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | ¥
Other payables and accrued liabilities | ¥
Due to a related company | ¥
Due to the Shareholder | ¥
Lease liabilities | ¥
Trade and other payables, total | ¥
Expiring 2023 [Member] | USD [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade payables | $
Other payables and accrued liabilities | $
Due to a related company | $
Due to the Shareholder | $
Lease liabilities | $
Trade and other payables, total | $